Insurance (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Amounts Arising from Insurance Contracts

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2022	2021
Insurance Revenue
Earned Premiums
Gross	$5,740	$5,186

Reinsurance ceded	713	652

Net earned premiums	5,027	4,534

Fee income and other revenue 1	353	343

Insurance Revenue	5,380	4,877
Insurance Claims and Related Expenses
Gross	3,094	2,841

Reinsurance ceded	194	134
Insurance Claims and Related Expenses	$2,900	$2,707

1	Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2022 were $97 million (2021 – $85 million).

Summary of Movement in Provisions for Unpaid Claims

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2022			October 31, 2021
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$5,096	$217	$4,879	$5,142	$246	$4,896
Claims costs for current accident year	3,292	50	3,242	2,629	100	2,529
Prior accident years claims development (favourable) unfavourable	(446)	44	(490)	(354)	(13)	(341)
Increase (decrease) due to changes in assumptions:
Discount rate	(340)	(5)	(335)	(84)	(1)	(83)

Provision for adverse deviation	(35)	–	(35)	(3)	(1)	(2)

Claims and related expenses	2,471	89	2,382	2,188	85	2,103
Claims paid during the year for:
Current accident year	(1,449)	–	(1,449)	(1,085)	(33)	(1,052)

Prior accident years	(1,218)	(92)	(1,126)	(1,136)	(68)	(1,068)

	(2,667)	(92)	(2,575)	(2,221)	(101)	(2,120)

Increase (decrease) i n reinsurance/other recoverables	(21)	(21)	–	(13)	(13)	–
Balance as at end of year	$4,879	$193	$4,686	$5,096	$217	$4,879

Summary of Movement in Provisions for Unearned Premiums
The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2022			October 31, 2021
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$2,343	$25	$2,318	$2,123	$24	$2,099
Written premiums	4,517	171	4,346	4,044	146	3,898

Earned premiums	(4,376)	(165)	(4,211)	(3,824)	(145)	(3,679)
Balance as at end of year	$2,484	$31	$2,453	$2,343	$25	$2,318

Incurred Claims by Accident Year

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2013 and prior	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total
Net ultimate claims cost at end of accident y ear	$5,569	$2,465	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646	$2,529	$3,242
Revised estimates
One year later	5,476	2,334	2,367	2,421	2,307	2,615	2,684	2,499	2,367
Two years later	5,433	2,280	2,310	2,334	2,258	2,573	2,654	2,412
Three years later	5,281	2,225	2,234	2,264	2,201	2,522	2,575
Four years later	5,091	2,147	2,162	2,200	2,151	2,465
Five years later	4,996	2,084	2,115	2,159	2,108
Six years later	4,857	2,044	2,100	2,143
Seven years later	4,801	2,037	2,086
Eight years later	4,802	2,030

Nine years later	4,777

Current estimates of cumulative claims	4,777	2,030	2,086	2,143	2,108	2,465	2,575	2,412	2,367	3,242
Cumulative payments to date	(4,639)	(1,973)	(1,986)	(2,000)	(1,901)	(2,091)	(2,017)	(1,730)	(1,513)	(1,449)
Net undiscounted provision for unpaid claims	138	57	100	143	207	374	558	682	854	1,793	$4,906
Effect of discounting											(612)

Provision for adverse deviation											392
Net provision for unpaid claims											$4,686

Summary of Sensitivity Analysis for Actuarial Assumptions

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2022		October 31, 2021
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$101	$75	$126	$93
Decrease in assumption	(107)	(79)	(135)	(100)
Margin for adverse deviation
Increase in assumption	(44)	(33)	(47)	(35)
Decrease in assumption	44	33	47	35
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(64)	$(47)	$(56)	$(42)
Decrease in assumption	64	47	56	42
Severity of claims
Increase in assumption	(222)	(165)	(226)	(167)
Decrease in assumption	222	165	226	167